CONDENSED BALANCE SHEETS (UNAUDITED)	Sep. 30, 2023 USD ($)
Current assets
Cash and Cash Equivalents, at Carrying Value	$ 112,941
Prepaid expenses	76,766
Cash and marketable securities held in Trust Account	26,711,906
Total Current Assets	26,901,613
Total Assets	26,901,613
Current liabilities
Accrued expenses	733,415
Due to Non-redeeming Stockholders	151,189
Promissory note - related party	250,000
Excise taxes payable	930,108
Income taxes payable	51,673
Total Current Liabilities	2,116,385
Commitments and Contingencies
Common stock subject to possible redemption, $0.0001 par value; 2,510,512 and 11,500,000 shares at $10.59 per share and $10.24 per share redemption value as of September 30, 2023 and December 31, 2022, respectively	26,591,561
Stockholders' (Deficit) Equity
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,336,500 shares issued and outstanding (excluding 2,510,512 and 11,500,000 shares subject to possible redemption) as of September 30, 2023 and December 31, 2022, respectively	334
Accumulated (deficit) earnings	(1,806,667)
Total Stockholders' (Deficit) Equity	(1,806,333)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 26,901,613